Summary of Significant Accounting Policies - Additional Information 3 (Detail)	1 Months Ended	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 31, 2015 ExecutiveOfficer	Jun. 30, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) shares	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2016 USD ($) Jurisdictions shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Jurisdictions shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Operations And Summary Of Significant Accounting Policies [Line Items]
Customary rate		35.00%			35.00%					35.00%	35.00%	35.00%	35.00%	35.00%
State jurisdiction currently under review | Jurisdictions										1		1
Cumulative common stock ownership change over three year period that could limit federal and state net operating loss carry forwards										50.00%		50.00%
Rights Plan establishment date										Oct. 31, 2015		Oct. 01, 2015
Derivative financial instruments			$ 1,400,000				$ 0					$ 1,400,000	$ 0
Performance multiplier, minimum										0.00%		0.00%
Performance multiplier, maximum										200.00%		300.00%
Interest costs, capitalized during period										$ 0	$ 900,000	$ 900,000	10,200,000	$ 4,700,000
Conversion ratio of oil to natural gas in units of production												One barrel of oil for six thousand cubic feet of natural gas
Impairment of unproved oil and natural gas properties		$ 0	385,000	$ 5,090,000	$ 23,040,000	$ 40,432,000	487,000			7,800,000	63,500,000	$ 68,947,000	487,000	33,000,000
Impairment of oil and gas properties		$ 1,742,000	254,246,000	544,714,000	$ 1,984,000	$ 403,000	$ 59,997,000	$ 15,000	$ 256,000	$ 24,460,000	$ 2,387,000	$ 801,347,000	60,268,000	$ 652,000
Impaired oil and gas properties fair value													$ 18,000,000
Percentage decline of future cash flow estimates before possible impairment												30.00%
Possible impairment of evaluated oil and gas properties			130,000,000									$ 130,000,000
Acquired interest in corporate airplane	20.00%											20.00%
Pre-Acquisition Company interest in corporate airplane	80.00%
Pre-Acquisition executive officers interest in corporate airplane	20.00%
Number of executive officers | ExecutiveOfficer	2
Consideration paid for interest in corporate airplane												$ 1,700,000
Natural Gas Properties
Operations And Summary Of Significant Accounting Policies [Line Items]
Impairment of oil and gas properties			$ 238,210,000	$ 139,406,000
Minimum
Operations And Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives												3 years
Maximum
Operations And Summary Of Significant Accounting Policies [Line Items]
Property and equipment estimated useful lives												31 years 6 months
Restricted Stock
Operations And Summary Of Significant Accounting Policies [Line Items]
Shares of unvested restricted stock outstanding | shares		354,974	314,060				241,505			354,974		314,060	241,505	303,178
Fixed Rate Debt
Operations And Summary Of Significant Accounting Policies [Line Items]
Long-term debt, including current portion, Carrying Value		$ 1,100,000,000	$ 1,269,000,000				$ 695,445,000			$ 1,100,000,000		$ 1,269,000,000	$ 695,445,000
Long-term debt, including current portion, Fair Value			428,767,000				$ 453,000,000					428,767,000	$ 453,000,000
Level 1 | Price Swap | Natural Gas Properties
Operations And Summary Of Significant Accounting Policies [Line Items]
Derivative financial instruments		0								0
Level 2 | Fixed Rate Debt
Operations And Summary Of Significant Accounting Policies [Line Items]
Long-term debt, including current portion, Fair Value		730,200,000								730,200,000
Fair Value, Measurements, Recurring
Operations And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents			134,006,000									134,006,000
Fair Value, Measurements, Recurring | Level 1
Operations And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 67,400,000	$ 134,006,000							$ 67,400,000		$ 134,006,000